Subsequent Events - (Details) (USD $)	3 Months Ended	6 Months Ended		1 Months Ended	24 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Property	Jun. 30, 2012 Credit facility Line of credit	Aug. 09, 2012 Subsequent event Third quarter 2012 real estate acquisition Property	Aug. 09, 2012 Subsequent event Issuance of equity	Aug. 09, 2012 Subsequent event Amended credit facility Credit facility Line of credit	Aug. 10, 2012 Subsequent event Amended credit facility Credit facility Line of credit
Subsequent Event
Issuance of common stock		$ 45,115,123			$ 86,200,000
Issuance of common stock, shares (in shares)					8,600,000
Line of credit facility, borrowing capacity			50,000,000			250,000,000	250,000,000
Line of credit, current borrowing capacity			32,800,000			41,500,000
Repayments of credit facility		11,756,500				17,703,824.0
Line of credit facility, amount outstanding						10,000,000.0
Number of businesses acquired (in properties)		16		1
Total purchase price	64,282,114	64,282,114		1,620,000
Acquisition costs	$ 1,948,577	$ 1,948,577		$ 98,000